5. Mineral property interests (Tables)	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Capitalized mineral property acquisition costs
	June 30, 2016	December 31, 2015
Ann Mason Project (a)	$39,208	$36,853
Other (b)	916	861
	$40,124	$37,714